SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss	$ (899,125)	$ (62,722)	$ (54,248)	$ (2,767,885)	$ (127,132)	$ (670,614)
Net loss attributable to common shareholders	$ (899,125)	$ (62,722)	$ (54,248)	$ (2,767,885)	$ (127,132)	$ (670,614)
Weighted-average common shares outstanding, basic and diluted	11,337,668	9,999,132	9,999,132	10,904,423	9,999,132	9,999,132
Net loss per common share, basic and diluted	$ (0.08)	$ (0.01)	$ (0.01)	$ (0.25)	$ (0.01)	$ (0.07)